[LETTERHEAD OF DECHERT LLP]

VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

Re:	Global X Funds
File Number: 333-151713 & 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, filed on November 16, 2009, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 16, 2009, accession number 0001140361-09-026375.

If you have any questions or comments regarding this filing, please call Jane Kanter at (202) 261-3302.

Very truly yours,

/s/ Jane A. Kanter

Jane A. Kanter